Annual Total Returns	Sep. 30, 2022
Prospectus #1 | Calvert High Yield Bond Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #1 | Calvert High Yield Bond Fund | Class A
Bar Chart Table:
2013	8.24%
2014	(1.07%)
2015	(2.45%)
2016	11.68%
2017	5.78%
2018	(2.85%)
2019	12.54%
2020	5.13%
2021	3.39%
2022	(10.98%)
Prospectus #1 | Calvert Income Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #1 | Calvert Income Fund | Class A
Bar Chart Table:
2013	(0.74%)
2014	4.88%
2015	(1.20%)
2016	5.60%
2017	6.57%
2018	(3.36%)
2019	14.75%
2020	8.25%
2021	1.70%
2022	(15.57%)
Prospectus #1 | Calvert Core Bond Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #1 | Calvert Core Bond Fund | Class A
Bar Chart Table:
2013	(5.47%)
2014	15.15%
2015	(3.92%)
2016	6.78%
2017	9.47%
2018	(5.73%)
2019	20.76%
2020	14.55%
2021	(2.30%)
2022	(13.14%)
Prospectus #1 | Calvert Short Duration Income Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #1 | Calvert Short Duration Income Fund | Class A
Bar Chart Table:
2013	0.67%
2014	0.67%
2015	0.24%
2016	3.25%
2017	2.17%
2018	0.05%
2019	6.22%
2020	4.51%
2021	0.88%
2022	(5.01%)
Prospectus #2 | Calvert Ultra-Short Duration Income Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #2 | Calvert Ultra-Short Duration Income Fund | Class A
Bar Chart Table:
2013	0.90%
2014	0.55%
2015	0.21%
2016	1.90%
2017	1.39%
2018	1.15%
2019	3.31%
2020	0.65%
2021	0.43%
2022	(0.27%)